Goodwill and Intangible Assets - Schedule of Intangible Assets are Amortized Over their Estimated Useful Lives (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Cost:
Total intangible assets	$ 6,432
Accumulated amortization:
Total accumulated amortization	(82)
Total intangible assets, net	$ 6,350
Developed technology [Member]
Cost:
Weighted Average Amortization Period	15 years
Total intangible assets	$ 5,679
Accumulated amortization:
Total accumulated amortization	$ (67)
Customer relationships [Member]
Cost:
Weighted Average Amortization Period	13 years
Total intangible assets	$ 753
Accumulated amortization:
Total accumulated amortization	$ (15)